Acquisition	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisition
4) Acquisition
On March 4, 2019, the Company purchased certain assets and liabilities of StaCyc. StaCyc produces electric balance bikes specifically designed for children and supports the Company’s plans to expand its portfolio of electric two-wheeled
vehicles. The acquisition includes distributor relationships, tradenames, developed technology, and other intangible assets. Total consideration for the transaction was $11,978 thousand including cash paid at acquisition of $7,000 thousand. The acquisition was financed with cash from the Parent.
The transaction purchase price contains contingent consideration with an acquisition-date fair value of $4,978 thousand. The contingent consideration relates to an aggregate earnout payment with a potential payout ranging from $0 to $6,537 thousand based on the achievement of sales volume targets during the twelve-month periods beginning in June 2019, 2020 and 2021, respectively. For more information on the determination and measurement of fair value of the obligation, refer to
Note 9, Fair Value Measurements
.
The acquisition was accounted for using the acquisition method of accounting for business combinations in accordance with ASC 805, Business Combinations. Assets acquired and liabilities assumed have been recorded at their estimated fair value as of the acquisition date. The fair values of intangible assets were based on valuations using various income approaches and methods, such as the relief from royalty method, which requires the use of significant estimates and assumptions, including estimating future cash flows and developing appropriate discount rates. The excess of the purchase price over the tangible assets, identifiable intangible assets, and assumed liabilities was recorded as goodwill.
The following table summarizes the acquisition-date fair value of assets acquired and liabilities assumed as of December 31, 2019, when the acquisition-date measurement was determined to be final:

(In thousands)
Assets
Accounts Receivable	$12
Inventory	75
Intangible assets	3,580
Goodwill	8,327
Property, plant, and equipment	5
Right of use assets	78
Other current assets	1

$12,078

Liabilities
Accounts payable	65
Lease liabilities	35

100

Total consideration	$11,978

The Company incurred $257 thousand of transaction costs for the acquisition during the year ended December 31, 2019. These costs are related to legal, accounting, and valuation services and are included in
Selling, administrative and engineering expense
in the
Combined statements of operations and comprehensive loss
.
The Company’s
Combined statements of operations and comprehensive loss
includes revenues of $7,882 thousand and a net loss of $2,774 thousand associated with the StaCyc acquisition during the year ended December 31, 2019.